UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppuage, NY       11788

(Address of principal executive offices) (Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 1/31/07

Item 1.  Reports to Stockholders.

CHANGING PARAMETERS FUND

Semi-Annual Report

January 31, 2007

(Unaudited)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Changing Parameters Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Investor Information: 1-866-618-3456

Changing Parameters Fund

__________________________________________________________________________________________________________

Shareholders Letter

January 31, 2007

The Changing Parameters Fund (the "Fund") began trading on October 2, 2006.  The strategy of the Fund is to enter the market when our proprietary models indicate a suitable uptrend in the equity and/or bond markets.  When the models no longer indicate an uptrend, we seek to be defensive and move into money market instruments.  We believe we have been successful in utilizing these strategies.

Our Fund invests in both equity indexes and US long-term Treasury Bond related instruments (USTI).  Our technical proprietary rule-based models tell us when to be invested in the equity markets and/or the USTI market, and when to be invested in money market instruments.  Approximately 50% of our market exposure is allocated to USTI investments, approximately 25% to investments related to the Nasdaq 100 Index and approximately 25% to the Russell 2000 Index investment related instruments.  Beginning October 2, 2006 and ending January 31, 2007 there were 19 trading days when we were 100% in money market instruments.

The Fund's early results have been positive.  The Fund's opening price was $10.00 a share, and as of the end of January, it had reached $10.09, after paying a dividend of $0.1162 in December of last year.  A composite index representing the bond and equity markets had a return for the same period of 4.33%.  Our results were achieved while having 1/3 less market exposure.

We believe our models have substantially fulfilled our objectives during this period.  What market conditions will be in the future are difficult to forecast.  Our trading models are designed to react to changing market conditions and to guide us to either be invested in the appropriate bond and/or equity markets or to maintain positions in money market instruments.

Robert Levenson                 Sally Ann Talarico                Howard Smith

Portfolio Manager

Portfolio Manager

 Portfolio Manager

_______________

The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance.  The NASDAQ 100® Index is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market (“Nasdaq”).  The U.S. Treasury Bond Index is an index created by using the longest maturity U.S. Treasury Bond and taking the percent daily total returns.

Index returns do not reflect a deduction for fees, expenses, or taxes.  Investors cannot invest directly in an index.

The composite index is comprised of 50% U.S. Treasury Bond Index, 25% NASDAQ 100® Index and 25%

Russell 2000® Index.

Investors should consider the investment objectives, risks, charges and expenses of the Changing Parameters Fund carefully before investing.  The prospectus contains this and other information about the Fund and should be read carefully before investing.  A prospectus for this fund can be obtained by calling 650-327-7705.  The Changing Parameters Fund is distributed by Aquarius Fund Distributors, LLC.

                                                                                                                                               0223-AFD-3/2/2007

Changing Parameters Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2007

	Shares	Market Value
SHORT TERM INVESTMENTS - 98.76%
Milestone Treasury Obligation
Portfolio - Institutional Class, 5.10%	115,796,457	$ 115,796,457
(Cost $115,796,457)

TOTAL INVESTMENTS (Cost $115,796,457)- 98.76%		115,796,457
Other assets less liabilities- 1.24%		1,427,635
NET ASSETS- 100.00%		$ 117,224,092

	Number of	Unrealized
FUTURES CONTRACTS (Unaudited)	Contracts	Appreciation
E-Mini Russell 2000 Future Contracts maturing
March 2007 (Underlying Face Amount at
Value $29,233,200)	369	$ 449,160
TOTAL FUTURES CONTRACTS		$ 449,160

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2007

Assets:
Investments in Securities at Market Value (identified cost $115,796,457)	$ 115,796,457
Deposit with Broker	646,770
Due From Broker - Variation Margin	449,160
Interest Receivable	547,505
Prepaid Expenses and Other Assets	16,152
Total Assets	117,456,044

Liabilities:
Accrued Advisory Fees	176,718
Payable for Fund Shares Redeemed	27,000
Accrued Administration Fees	10,265
Accrued Custody Fees	3,659
Accrued Fund Accounting Fees	3,509
Accrued Transfer Agent Fees	3,255
Other Accrued Expenses	7,546
Total Liabilities	231,952

Net Assets (Unlimited shares of no par value interest
authorized; 11,613,027 shares outstanding)	$ 117,224,092

Net Asset Value, Offering and Redemption Price Per Share
($117,224,092 / 11,613,026 shares outstanding)	$ 10.09

Composition of Net Assets:
At January 31, 2007, Net Assets consisted of:
Paid-in-Capital	$ 115,710,952
Undistributed Net Investment Income	353,900
Accumulated Net Realized Gain on Investments	710,080
Net Unrealized Appreciation on Futures Contracts	449,160
Net Assets	$ 117,224,092

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period October 1, 2006* through January 31, 2007

Investment Income:
Interest Income	$ 1,650,341

Expenses:
Investment Advisory Fees	472,858
Administration Fees	30,828
Professional Fees	12,183
Transfer Agent Fees and Expenses	11,926
Fund Accounting Fees	11,289
Registration & Filing Fees	9,616
Custody Fees	3,659
Printing Expenses	3,559
Chief Compliance Officer Fees	3,206
Insurance Expense	2,209
Trustees' Fees	741
Miscellaneous Expenses	541
Total Expenses	562,615

Net Investment Income	1,087,726

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on Futures Contracts	1,308,606
Net Change in Unrealized Appreciation on Futures Contracts	449,160
Net Realized and Unrealized Gain on Investments	1,757,766

Net Increase in Net Assets Resulting From Operations	$ 2,845,492
__________
*Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
For the Period October 1, 2006* through January 31, 2007

Operations:
Net Investment Income	$ 1,087,726
Net Realized Gain on Futures Contracts	1,308,606
Net Change in Unrealized Appreciation on Futures Contracts	449,160
Net Increase in Net Assets
Resulting From Operations	2,845,492

Distributions to Shareholders From:
Net Investment Income ($0.06 per share)	(733,826)
Net Realized Capital Gains ($0.05 per share)	(598,526)
Total Distributions to Shareholders	(1,332,352)

Capital Share Transactions:
Proceeds from Shares Issued (12,286,041 shares)	122,527,532
Distributions Reinvested (131,008 shares)	1,332,352
Cost of Shares Redeemed (804,022 shares)	(8,148,932)
Total Capital Share Transactions	115,710,952

Increase in Net Assets	117,224,092

Net Assets:
Beginning of Period	-
End of Period	$ 117,224,092

Undistributed Net Investment Income at End of Period	$ 353,900
_______
*Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund
FINANCIAL HIGHLIGHTS (Unaudited)
For the Period October 1, 2006* through January 31, 2007

The table below sets forth financial data for one share of capital stock outstanding throughout the period. (a)

Net Asset Value, Beginning of Period	$ 10.00
Increase From Operations:
Net investment income	0.12
Net gain from securities
(both realized and unrealized)	0.08
Total from operations	0.20

Less Distributions:
From net investment income	(0.06)
From net realized gains on investments	(0.05)
Total Distributions	(0.11)

Net Asset Value, End of Period	$ 10.09

Total Return (b)	2.05%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 117,224
Ratio to average net assets:
Expenses	1.77%	(c)
Net investment income	3.41%	(c)
Portfolio turnover rate	0%

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(c) Annualized.

The accompanying notes are an integral part of these financial statements.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

January 31, 2007

1.

ORGANIZATION

Changing Parameters Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The investment objective of the Fund is total return. The Fund commenced operations on October 1, 2006.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Futures Contracts – The Fund may use futures contracts to enhance yield and to potentially reduce transaction costs.  Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Fund recognizes a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.  Futures contracts outstanding at period end, if any, are listed after the Fund’s portfolio of investments.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2007

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, at least annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

New Accounting Pronouncements – On July 13, 2006, The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  At this time management believes that the adoption of FIN 48 will have no impact on the financial statements of the Fund.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of January 31, 2007, the Changing Parameters Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2007

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Changing Parameters, LLC (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Fund. For the period from October 1, 2006 (commencement of operations) through January 31, 2007, the Adviser earned advisory fees of $472,858.

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are equal to the greater of the annual minimum or the basis point fees.  The annual minimum is $40,000* and the basis point fees are:

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for Fund Accounting services include fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month.  The Fund pays GFS a base annual fee of $24,000* plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees*, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

* These fees may be subject to certain discounts.  The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

Custody Administration – Pursuant to the terms of the Fund’s Custody Agreement with Bank of New York (the “Custody Agreement”), the Fund pays an asset-based custody fee in decreasing amounts as Fund assets reach certain breakpoints.* The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.   The Custody fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.  GFS’ share of such fees for the period ended January 31, 2007, was $997.

A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Fund an annual fee of $10,000, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended January 31, 2007, the Fund incurred expenses of $3,206 for compliance services pursuant to the Trust’s Agreement with FCS.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2007

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the period ended January 31, 2007, GemCom received $2,998 for providing such services.

Distributor – The distributor of the Fund is Aquarius Fund Distributors, LLC (the “Distributor”).  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  During the period ended January 31, 2007, the Plan was not activated by the Fund and therefore no expenses were incurred.

4.

INVESTMENT TRANSACTIONS

There were no costs from security purchases or proceeds from the sale of securities, other than short-term securities, for the period ended January 31, 2007.  The cost basis of securities for federal income tax purposes was $115,796,457.  Gross unrealized appreciation and depreciation on investments as of January 31, 2007 aggregated $449,160 and $0, respectively.

5.

TAX INFORMATION

The tax character of distributions paid during the period ended January 31, 2007, was as follows:

Ordinary Income	$ 975,759
Capital Gain	$ 356,593

6.

 UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

In an effort to achieve its investment objective, the Fund has invested a portion of its assets in Milestone Funds Treasury Obligation Portfolio (the “Portfolio”), a registered open-end management investment company, from time-to-time. The Fund may redeem its investment from the Portfolio at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Portfolio.  The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.  As of January 31, 2007, the percentage of the Portfolio owned by the Fund was 98.76%.

Changing Parameters Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

January 31, 2007

As a shareholder of the Fund you incur ongoing costs, including management fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (10/01/06)	Ending Account Value (1/31/07)	Expenses Paid During the Period (10/01/06 to 1/31/07)
Actual	$1,000.00	$1,020.52	$6.01*
Hypothetical (5% return before expenses)	$1,000.00	$1,016.30	$8.98**

  *Actual- Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 1.77%, multiplied by the average account value over the period, multiplied by 123 days, and divided by 365 (to reflect the number of days in the period).

**Hypothetical- Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 1.77%, multiplied by the average account value over the period, multiplied by 184 days and divided by 365 (to reflect the number of days in the six month period ending January 31, 2007).

Portfolio Composition*

_______________

*Based on total portfolio market value as of January 31, 2007.

ADDITIONAL INFORMATION (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

In connection with a regular Board meeting held on June 22, 2006 (the “Meeting”), the Board, including the Independent Trustees, discussed the approval of an Investment Advisory Agreement (the “Agreement”) between the Trust and Changing Parameters LLC (the “Adviser”), on behalf of Changing Parameters Fund (the “Fund”).  The Trustees were advised by counsel of their duties and obligations under the federal securities laws with respect to approving advisory agreements, and the criteria to be considered, such as: the nature, extent and quality of services to be provided by the Adviser; the historic investment performance of the Adviser; the cost of services to be provided and the profits to be realized by the Adviser and its affiliates; the extent to which economies of scale will be realized as the Fund grows; and whether the fee levels reflect these economies of scale for the benefit of investors.

At the Meeting, the Board discussed the approval of certain organizational items relating to the Fund.  The Board noted that the Adviser has been successful due to its low-risk capital appreciation approach of investing.  A presentation was given by the Adviser regarding the Fund’s investment strategies and objective.  The Board noted that Changing Parameters, LLC was founded in 2004 and part of its trading strategy incorporates investments in futures.

The Board interviewed the Adviser and received materials specifically relating to the Agreement. These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to existing accounts of the Adviser; (b) the economic outlook and the general investment outlook in the markets in which the Fund will invest;  (c) arrangements in respect of the distribution of the Fund’s shares; (d) the procedures employed to determine the value of the Fund’s assets; (e) the Adviser’s management of the relationships with the Fund’s custodian; (f) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; and (g) the nature, cost and character of non-investment management services provided by the Adviser and its affiliates.

Additional information was furnished by the Adviser including, among other items, information on and analysis of (a) the overall organization of the Adviser, (b) the choice of performance indices and benchmarks, (c) investment management staffing, (d) the potential for achieving further economies of scale, (e) operating expenses paid to third parties, and (f) the information furnished to investors, including the Fund’s shareholders.

The Board noted that the Adviser would charge a 1.50% annual advisory fee based on the average net assets of the fund.  The Trustees then discussed the proposed active management strategy of the Fund.  Based on this information, the Trustees concluded that the proposed advisory fee was reasonable.

In considering the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Benefits to Shareholders. The Board, including the Independent Trustees, considered the benefit to shareholders of investing in the Fund, which offer a variety of investment disciplines and provides for a variety of fund and shareholder services, and concluded that the Fund had the potential to benefit shareholders and that the risk statements in the Fund’s prospectus were commensurate with the potential for reward.

Nature and Quality of Other Services.  The Board, including the Independent Trustees, considered the nature and extent of the Adviser’s past performance, as well as other factors relating to the Adviser’s track record.

Expenses. The Board, including the Independent Trustees, considered the estimated Fund expense ratio, and expense ratios of a peer group of funds. It also considered the amount and nature of fees paid by shareholders.

ADDITIONAL INFORMATION (Unaudited) (Continued)

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.

Profitability . The level of the Adviser’s profits in respect of the management of the Fund, including an extensive review of the methodology used in allocating costs to the management of the Fund. The Board, including the Independent Trustees, has concluded that the cost allocation methodology employed by the Adviser has a reasonable basis and is appropriate in light of all of the circumstances and has considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized from non-fund businesses that may benefit from or be related to the Fund's business.

Other Benefits to the Adviser. The character and amount of fees paid by the Fund and the Fund's shareholders for services provided by the Adviser, the allocation of fund brokerage to any brokers affiliated with the Adviser, the receipt of any sales loads and payments under Rule 12b-1 plans in respect of the Fund, benefits to the Adviser from the use of "soft" commission dollars to pay for research and brokerage services, the revenues and profitability of the Adviser’s businesses other than their mutual fund business, as well as the intangible benefits that accrue to the Adviser and any affiliates by virtue of their relationship with the Fund.

Conclusion. Based on its evaluation of all material factors and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the Advisory fee structures are fair and reasonable, and that the amended Advisory Agreement should be approved.

FINANCIAL STATEMENTS OF UNDERLYING FUNDS

As discussed in Note 6 to the financial statements of Changing Parameters Fund, the following pages will include the financial statements of the aforementioned underlying fund, The Milestone Funds Treasury Obligations Portfolio (the “Portfolio”).   The pages have been extracted from the latest audited annual report published for the Portfolio, dated November 30, 2006.  The full report of the Milestone Funds, along with the report of the independent registered public accounting firm, is included in the Milestone Funds’ N-CSR filing dated February 1, 2007, available at ‘www.sec.gov’.  Following the pages extracted from the November 30, 2006 report, the reader will find an unaudited balance sheet and an unaudited portfolio of holdings for The Milestone Funds Treasury Obligations Portfolio as of January 31, 2007.

Investment Adviser

Changing Parameters, LLC

250 Oak Grove Avenue, Suite A

Menlo Park, CA 94025

Distributor

Aquarius Fund Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Auditors

Briggs, Bunting & Dougherty, LLP

2 Penn Center Plaza, Suite 820

Philadelphia, PA 19102

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

The Bank of New York

One Wall Street

New York, NY 10286

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the period from inception through January 31 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-618-3456 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-618-3456

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By   /s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/5/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/5/07

By   /s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/5/07